Form N-1A Supplement	Nov. 01, 2024
Simplify Hedged Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

each a series (each a “Fund”) of Simplify Exchange Traded Funds (the “Trust”)

Supplement dated September 2, 2025 to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated November 1, 2024

Effective September 2, 2025:

The Board of Trustees of the Trust has approved changing the non-fundamental investment objective of each Fund as follows:

Fund	Old Investment Objective	New Investment Objective
Simplify Hedged Equity ETF	seeks to provide capital appreciation.	seeks long term capital appreciation.
Simplify MBS ETF	seeks to provide total return, consistent with preservation of capital and prudent investment management.	seeks to maximize total return.
Simplify US Equity PLUS Downside Convexity ETF	seeks to provide capital appreciation.	seeks long-term capital appreciation.
Simplify US Equity PLUS Upside Convexity ETF	seeks to provide capital appreciation.	seeks long-term capital appreciation.
Simplify US Equity PLUS Convexity ETF	seeks to provide capital appreciation.	seeks long-term capital appreciation.

Accordingly, all references to a Fund’s investment objective in the Summary Prospectus, Prospectus, and SAI are replaced with the respective New Investment Objective.

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This Supplement, and the Summary Prospectus, Prospectus and Statement of Additional Information dated November 1, 2024, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.